Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

MAALP is not presently subject to any material litigation nor, to management's knowledge, with advice of legal counsel, is any material litigation threatened against us. We are subject to routine litigation arising in the ordinary course of business, some of which is expected to be covered by liability insurance and none of which is expected to have a material adverse effect on our consolidated financial statements.

MAALP had operating lease expense of approximately $15,000, $18,000, and $18,000 for the years ended December 31, 2012, 2011 and 2010, respectively. MAALP has commitments of approximately $9,000 in 2013, $10,000 in 2014, and $19,000 thereafter under operating lease agreements outstanding at December 31, 2012. MAALP also has commitments of $4.1 million in 2013 and $1.4 million in 2014 under development contract agreements outstanding at December 31, 2012.